245 Summer Street

Fidelity® Investments

Boston, MA 02210

June 1, 2021

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Aberdeen Street Trust (the trust): File Nos. 033-43529 and 811-06440

Fidelity Advisor Freedom 2005 Fund

Fidelity Advisor Freedom 2010 Fund

Fidelity Advisor Freedom 2015 Fund

Fidelity Advisor Freedom 2020 Fund

Fidelity Advisor Freedom 2025 Fund

Fidelity Advisor Freedom 2030 Fund

Fidelity Advisor Freedom 2035 Fund

Fidelity Advisor Freedom 2040 Fund

Fidelity Advisor Freedom 2045 Fund

Fidelity Advisor Freedom 2050 Fund

Fidelity Advisor Freedom 2055 Fund

Fidelity Advisor Freedom 2060 Fund

Fidelity Advisor Freedom 2065 Fund

Fidelity Advisor Freedom Income Fund

Fidelity Flex Freedom Blend 2005 Fund

Fidelity Flex Freedom Blend 2010 Fund

Fidelity Flex Freedom Blend 2015 Fund

Fidelity Flex Freedom Blend 2020 Fund

Fidelity Flex Freedom Blend 2025 Fund

Fidelity Flex Freedom Blend 2030 Fund

Fidelity Flex Freedom Blend 2035 Fund

Fidelity Flex Freedom Blend 2040 Fund

Fidelity Flex Freedom Blend 2045 Fund

Fidelity Flex Freedom Blend 2050 Fund

Fidelity Flex Freedom Blend 2055 Fund

Fidelity Flex Freedom Blend 2060 Fund

Fidelity Flex Freedom Blend 2065 Fund

Fidelity Flex Freedom Blend Income Fund

Fidelity Freedom 2005 Fund

Fidelity Freedom 2010 Fund

Fidelity Freedom 2015 Fund

Fidelity Freedom 2020 Fund

Fidelity Freedom 2025 Fund

Fidelity Freedom 2030 Fund

Fidelity Freedom 2035 Fund

Fidelity Freedom 2040 Fund

Fidelity Freedom 2045 Fund

Fidelity Freedom 2050 Fund

Fidelity Freedom 2055 Fund

Fidelity Freedom 2060 Fund

Fidelity Freedom 2065 Fund

Fidelity Freedom Income Fund

Fidelity Freedom Blend 2005 Fund

Fidelity Freedom Blend 2010 Fund

Fidelity Freedom Blend 2015 Fund

Fidelity Freedom Blend 2020 Fund

Fidelity Freedom Blend 2025 Fund

Fidelity Freedom Blend 2030 Fund

Fidelity Freedom Blend 2035 Fund

Fidelity Freedom Blend 2040 Fund

Fidelity Freedom Blend 2045 Fund

Fidelity Freedom Blend 2050 Fund

Fidelity Freedom Blend 2055 Fund

Fidelity Freedom Blend 2060 Fund

Fidelity Freedom Blend 2065 Fund

Fidelity Freedom Blend Income Fund

Fidelity Freedom Index 2005 Fund

Fidelity Freedom Index 2010 Fund

Fidelity Freedom Index 2015 Fund

Fidelity Freedom Index 2020 Fund

Fidelity Freedom Index 2025 Fund

Fidelity Freedom Index 2030 Fund

Fidelity Freedom Index 2035 Fund

Fidelity Freedom Index 2040 Fund

Fidelity Freedom Index 2045 Fund

Fidelity Freedom Index 2050 Fund

Fidelity Freedom Index 2055 Fund

Fidelity Freedom Index 2060 Fund

Fidelity Freedom Index 2065 Fund

Fidelity Freedom Index Income Fund

(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Cynthia Lo Bessette

Cynthia Lo Bessette

Secretary of the Trust